Franklin New York Tax-Free Trust

One Franklin Parkway

San Mateo, CA 94403-1906

February 3, 2023

Filed Via EDGAR (CIK #0000798523)

Securities and Exchange Commission

100 F Street NE

Washington, DC 20549

 RE: Franklin New York Tax-Free Trust (Registrant)

  File Nos. 033-07785 and 811-04787

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 58 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 26, 2023.

Sincerely yours,

FRANKLIN NEW YORK TAX-FREE TRUST

/s/ Steven J. Gray

Steven J. Gray

Vice President and Co-Secretary

SJG/sp